INCOME TAXES	12 Months Ended
Dec. 30, 2023
INCOME TAXES
INCOME TAXES

J.INCOME TAXES

Income tax provisions for the years ended December 30, 2023, December 31, 2022, and December 25, 2021 are summarized as follows (in thousands):

	2023	2022	2021
Currently Payable:
Federal	$123,257	$181,029	$115,077
State and local	28,580	44,646	30,441
Foreign	10,808	17,336	21,095
	162,645	243,011	166,613
Net Deferred:
Federal	(2,249)	(8,561)	6,242
State and local	(3,223)	(3,657)	118
Foreign	(389)	(941)	999
	(5,861)	(13,159)	7,359
Total income tax expense	$156,784	$229,852	$173,972

The components of earnings before income taxes consist of the following:

	2023	2022	2021
U.S.	$633,816	$876,071	$645,316
Foreign	37,425	58,745	81,020
Total	$671,241	$934,816	$726,336

The effective income tax rates are different from the statutory federal income tax rates for the following reasons:

	2023	2022	2021
Statutory federal income tax rate	21.0%	21.0%	21.0%
State and local taxes (net of federal benefits)	3.6	3.4	3.3
Tax credits, including foreign tax credit	(0.9)	(0.8)	(0.6)
Change in uncertain tax positions reserve	0.2	(0.1)	(0.1)
Other permanent differences	0.2	0.1	(0.4)
Other, net	(0.7)	1.0	0.7
Effective income tax rate	23.4%	24.6%	23.9%

Temporary differences which give rise to deferred income tax assets and (liabilities) on December 30, 2023 and December 31, 2022 are as follows (in thousands):

	2023	2022
Employee benefits	$45,661	$37,893
Lease liability	27,918	28,746
Net operating loss carryforwards	7,881	6,891
Foreign subsidiary capital loss carryforward	935	500
Other tax credits	31	102
Inventory	2,397	3,732
Reserves on receivables	2,203	3,273
Accrued expenses	3,373	6,791
Capitalized research and development costs	28,021	11,080
Gross deferred income tax assets	118,420	99,008
Valuation allowance	(6,014)	(4,618)
Deferred income tax assets	112,406	94,390
Depreciation	(82,617)	(69,711)
Intangibles	(43,455)	(43,643)
Right of use assets	(26,870)	(27,849)
Other, net	(484)	(702)
Deferred income tax liabilities	(153,426)	(141,905)
Net deferred income tax liability	$(41,020)	$(47,515)

As of December 30, 2023, we had federal, state and foreign net operating loss carryforwards of $7.9 million and state tax credit carryforwards of $0.1 million, which will expire at various dates.

The NOL and credit carryforwards expire as follows:

	Net Operating Losses			Tax Credits
	U.S.	State	Foreign	U.S.	State
2024 - 2028	$—	$27	$206	$—	$—
2029 - 2033	—	396	1,268	—	—
2034 - 2038	—	1,618	1,656	—	31
2039 - 2043	208	1,373	—	—	—
Thereafter	—	—	570	—	—
Total	$208	$3,414	$3,700	$—	$31

As of December 30, 2023, we believe that it is more likely than not that the benefit from certain state and foreign NOL carryforwards will not be realized. In recognition of this risk, we have provided a valuation allowance of $5.5 million against the various NOLs. Furthermore, there is a valuation allowance of $0.5 million against a capital loss carryforward we have for a wholly-owned subsidiary, UFP Canada, Inc. Based upon the business activity and the nature of the assets of this subsidiary, our ability to realize a future benefit from this carryforward is doubtful. The capital loss has an unlimited carryforward and therefore will not expire unless there is a change in control of the subsidiary.

The Organization of Economic Cooperation and Development (“OECD”) reached an agreement among various countries to implement a minimum 15% tax rate on certain multinational enterprises, commonly referred to as Pillar Two. Many countries continue to announce changes in their tax laws, many of them effective for tax years beginning Jan 1, 2024. We continue to analyze the impacts of these legislative changes to our effective tax rate, consolidated financial statements, and related disclosures. As of Dec 30, 2023, we do not expect the impact of Pillar Two legislation to have a material impact on our tax expense.